UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2002



                         GENESIS ASSET MANAGERS LIMITED
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


PO Box 475 Barclays Court, Les Echelons St Peter Port, Guernsey, Channel Islands
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418
                ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Ellis            Director                       020 7201 7200
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Jeremy D. Paulson-Ellis
-------------------------------
London, UK
02/11/03


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

                                REPORT SUMMARY:



Number of Other Included Managers: (1)One
                                  --------

Form 13F Information Table Entry Total: 31
                                       ----

Form 13F Information Table Value Total: $727,850,409
                                       --------------

CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13F-HR
                                                                    AS OF 12/31/02

                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                             ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER            TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE        a)SOLE b)SHARED AS c)SHARED
                                    CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                    DEFINED BY    OTHER
                                                         (X 1000)    AMOUNT                                      INSTR. V
        ---------------             ------ ------------  ---------   -------- ---------------------- ------- -----------------------
AFP Provida Spons                    ADR   US00709P1084     13963    604700    Sole                 1      Sole
America Movil                        ADR   US02364W1053     52949   3687243    Sole                 1      Sole   3123243
                                                            44850                                          None    564000
Aracruz Celulose                     ADR   US0384962041     28677   1545100                                Sole   1304400
                                                            24210                                          None    240700
Ashanti Goldfields                   GDR   US0437432026     47249   8076697    Sole                 1      Sole
Central Puerto                       ADR   US1550381024        30     25500    Sole                 1      Sole
Check Point Software Tech Ltd        COM   IL0010824113     30865   2379759    Sole                 1      Sole   1963759
                                                                                                           None    416000
Coca-Cola Femsa                      ADR   US1912411089     35428   1979191    Sole                 1      Sole   1619191
                                                                                                           None    360000
Comp. Anon. Nac. Telefones           ADS   US2044211017     14973   1188335    Sole                 1      Sole
Companhia Brasileira De Dist.        ADR   US20440T2015     39994   2613969    Sole                 1      Sole   2080669
                                                                                                           None    533300
Distribucion y Servicios D&S         ADR   US2547531069      9916    991560    Sole                 1      Sole    804860
                                                                                                           None    186700
Embotelladora Andina           ADR Rep A   US29081P2048      8006   1146955    Sole                 1      Sole   1124905
                                                                                                           None     22050
Embotelladora Andina           ADS Rep B   US29081P3038     22647   3282200    Sole                 1      Sole   2589700
                                                                                                           None    692500
Femsa                                ADS   US3444191064     63447   1742094    Sole                 1      Sole   1468794
                                                                                                           None    273300
Grupo Aeroportuario Sureste          ADR   US40051E2028      2115    180000    Sole                 1      Sole
Grupo Televisa SA                    ADR   US40049J2069     27807    995600    Sole                 1      Sole    803600
                                                                                                           None    192000
JSC Norilsk Nickel                   ADR   US46626D1081     46671   2312729    Sole                 1      Sole
Kookmin Bank Spons                   ADR   US50049M1099      3708    104883    Sole                 1      Sole      1883
                                                                                                           None    103000
KT Corporation                       ADR   US48268K1016     13846    642500    Sole                 1      Sole    535500
                                                                                                           None    107000
Lihir Gold Ltd                       ADR   US5323492067       338     21000    Sole                 1      Sole
Matav                                ADS   US5597761098     30396   1707614    Sole                 1      Sole
Millicom International               COM   LU0038705702      6008   3375034    Sole                 1      Sole
Minera Buenaventura                  ADS   US2044481040     35331   1338800    Sole                 1      Sole   1013500
                                                                                                           None    325300
Mobile Telesystems                   ADR   US6074091090     30604    824015    Sole                 1      Sole
Nice Systems Ltd                           US6536561086       713     88300    Sole                 1      Sole
Orbotech Ltd                         COM   IL0010823388     23378   1698981    Sole                 1      Sole   1376285
                                                                                                           None    322696
Quilmes Industrial (New Preferred)   ADR   US74838Y2072     13161   2112529    Sole                 1      Sole   1560229
                                                                                                           None    552300
Quinenco                             ADS   US7487181031     12862   2679600    Sole                 1      Sole
Taiwan Semiconductor Co Ltd          ADR   US8740391003      9829   1394200    Sole                 1      Sole
Telefonos de Mexico               ADS (L)  US8794037809     75684   2366613    Sole                 1      Sole   2025313
                                                                                                           None    341300
Vimpel Communications                ADR   US68370R1095     21134    660218    Sole                 1      Sole
Wimm-Bill-Dann Foods                 ADR   US97263M1099      6125    341200    Sole                 1      Sole

                                              Total      $727,850

REPORT SUMMARY             31 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
